Other income, net (Tables)	12 Months Ended
Dec. 31, 2022
Other income, net [Abstract]
Schedule of other income, net
	Year ended December 31,
	2022	2021
Income from marketable securities	11,644	21,077
Other	657,087	408,160
	668,731	429,237